Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 14.4%
Entertainment 2.8%
Electronic Arts, Inc.(a)	254,161	24,862,029
Walt Disney Co. (The)	211,513	27,564,374
Total		52,426,403
Interactive Media & Services 9.9%
Alphabet, Inc., Class A(a)	45,978	56,145,575
Alphabet, Inc., Class C(a)	48,562	59,197,078
Facebook, Inc., Class A(a)	399,689	71,176,617
Total		186,519,270
Media 0.6%
DISH Network Corp., Class A(a)	318,403	10,847,990
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	276,496	21,779,590
Total Communication Services		271,573,253
Consumer Discretionary 14.3%
Internet & Direct Marketing Retail 8.5%
Alibaba Group Holding Ltd., ADR(a)	158,097	26,438,561
Amazon.com, Inc.(a)	60,481	104,989,573
Booking Holdings, Inc.(a)	14,082	27,637,474
Chewy, Inc., Class A(a)	31,800	781,644
Total		159,847,252
Multiline Retail 1.3%
Target Corp.	226,035	24,165,402
Specialty Retail 1.7%
Burlington Stores, Inc.(a)	108,642	21,708,844
Ulta Beauty, Inc.(a)	41,215	10,330,540
Total		32,039,384
Textiles, Apparel & Luxury Goods 2.8%
Canada Goose Holdings, Inc.(a)	172,802	7,598,104
Nike, Inc., Class B	484,288	45,484,329
Total		53,082,433
Total Consumer Discretionary		269,134,471
Consumer Staples 2.7%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	101,889	29,355,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
Mondelez International, Inc., Class A	385,047	21,300,800
Total Consumer Staples		50,656,040
Financials 3.5%
Banks 1.1%
Citigroup, Inc.	291,133	20,111,468
Capital Markets 1.1%
BlackRock, Inc.	45,028	20,066,278
Insurance 1.3%
Allstate Corp. (The)	232,796	25,300,269
Total Financials		65,478,015
Health Care 14.4%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.(a)	169,485	16,599,361
BioMarin Pharmaceutical, Inc.(a)	162,661	10,963,351
Exact Sciences Corp.(a)	101,518	9,174,182
Vertex Pharmaceuticals, Inc.(a)	106,691	18,075,589
Total		54,812,483
Health Care Equipment & Supplies 7.3%
Abbott Laboratories	407,863	34,125,897
Baxter International, Inc.	332,629	29,095,059
Danaher Corp.	178,115	25,725,149
Edwards Lifesciences Corp.(a)	123,482	27,154,927
Medtronic PLC	195,901	21,278,767
Total		137,379,799
Health Care Providers & Services 1.5%
Guardant Health, Inc.(a)	100,531	6,416,894
Humana, Inc.	84,782	21,676,214
Total		28,093,108
Life Sciences Tools & Services 0.6%
Bio-Techne Corp.	65,356	12,788,208
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
Allergan PLC	58,202	9,794,815
Bristol-Myers Squibb Co.	583,627	29,595,725
Total		39,390,540
Total Health Care		272,464,138
Industrials 8.6%
Aerospace & Defense 3.3%
L3 Harris Technologies, Inc.	92,830	19,368,051
Northrop Grumman Corp.	75,860	28,431,570
Spirit AeroSystems Holdings, Inc., Class A	166,993	13,733,504
Total		61,533,125
Electrical Equipment 1.1%
AMETEK, Inc.	229,237	21,048,541
Industrial Conglomerates 1.6%
Honeywell International, Inc.	175,735	29,734,362
Machinery 1.2%
Ingersoll-Rand PLC	187,492	23,100,889
Road & Rail 1.4%
Norfolk Southern Corp.	148,213	26,627,948
Total Industrials		162,044,865
Information Technology 36.5%
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	409,674	11,683,903
Zebra Technologies Corp., Class A(a)	82,971	17,122,725
Total		28,806,628
IT Services 8.6%
Fidelity National Information Services, Inc.	149,456	19,841,779
Fiserv, Inc.(a)	198,976	20,611,924
PayPal Holdings, Inc.(a)	377,145	39,068,450
Square, Inc., Class A(a)	162,069	10,040,175
Twilio, Inc., Class A(a)	50,525	5,555,729
Visa, Inc., Class A	389,245	66,954,032
Total		162,072,089
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.3%
Broadcom, Inc.	109,949	30,353,621
Lam Research Corp.	100,855	23,308,599
NVIDIA Corp.	170,942	29,755,874
NXP Semiconductors NV	231,893	25,304,164
Teradyne, Inc.	163,400	9,462,494
Total		118,184,752
Software 14.3%
Adobe, Inc.(a)	191,427	52,881,709
Microsoft Corp.	924,725	128,564,517
Palo Alto Networks, Inc.(a)	93,343	19,026,104
PTC, Inc.(a)	62,519	4,262,545
Salesforce.com, Inc.(a)	191,154	28,374,900
ServiceNow, Inc.(a)	80,516	20,438,986
VMware, Inc., Class A	109,025	16,360,291
Total		269,909,052
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	490,206	109,791,438
Total Information Technology		688,763,959
Materials 1.3%
Chemicals 1.3%
Albemarle Corp.	188,856	13,129,269
Eastman Chemical Co.	165,204	12,197,011
Total		25,326,280
Total Materials		25,326,280
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
American Tower Corp.	85,850	18,984,011
Equinix, Inc.	25,968	14,978,342
Total		33,962,353
Total Real Estate		33,962,353
Total Common Stocks (Cost $1,330,249,451)		1,839,403,374

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2019 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	45,461,920	45,457,374
Total Money Market Funds (Cost $45,457,374)		45,457,374
Total Investments in Securities (Cost: $1,375,706,825)		1,884,860,748
Other Assets & Liabilities, Net		2,575,633
Net Assets		1,887,436,381
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	38,465,083	277,167,672	(270,170,835)	45,461,920	(80)	—	690,082	45,457,374
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019	3